Business Combinations - Consideration Transferred (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 07, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Cash	$ 5,000	$ 4,715	$ 0	$ 0
Employment liability transfer fee	(285)
Total consideration	$ 4,715